Financial Instruments: carried at fair value - valuation hierarchy of Assets (Details) - Recurring - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Fair value of assets
Assets	£ 297,800	£ 291,000
Proportion (as a percent)	100.00%	100.00%
Sensitivity favourable	£ 200	£ 210
Sensitivity unfavourable	(160)	(210)
Loans and advances
Fair value of assets
Assets	62,200	58,500
Sensitivity favourable	20
Sensitivity unfavourable	(10)
Debt securities
Fair value of assets
Assets	83,900	71,200
Sensitivity favourable	10	30
Sensitivity unfavourable	(10)	(10)
Debt securities | FVOCI
Fair value of assets
Assets	45,600
Debt securities | AFS
Fair value of assets
Assets		43,700
Equity shares
Fair value of assets
Assets	600	500
Sensitivity favourable	40	20
Sensitivity unfavourable	(30)	(30)
Equity shares | FVOCI
Fair value of assets
Assets	500
Sensitivity favourable	40
Sensitivity unfavourable	(30)
Equity shares | AFS
Fair value of assets
Assets		300
Sensitivity favourable		20
Sensitivity unfavourable		(20)
Derivatives
Fair value of assets
Assets	151,100	160,800
Sensitivity favourable	130	160
Sensitivity unfavourable	(110)	(170)
Level 1
Fair value of assets
Assets	£ 72,200	£ 56,800
Proportion (as a percent)	24.20%	19.60%
Level 1 | Debt securities
Fair value of assets
Assets	£ 72,000	£ 56,800
Level 1 | Debt securities | FVOCI
Fair value of assets
Assets	42,200
Level 1 | Debt securities | AFS
Fair value of assets
Assets		37,200
Level 1 | Equity shares
Fair value of assets
Assets	200
Level 1 | Equity shares | FVOCI
Fair value of assets
Assets	200
Level 2
Fair value of assets
Assets	£ 222,500	£ 230,900
Proportion (as a percent)	74.80%	79.30%
Level 2 | Loans and advances
Fair value of assets
Assets	£ 62,000	£ 58,300
Level 2 | Debt securities
Fair value of assets
Assets	11,000	13,200
Level 2 | Debt securities | FVOCI
Fair value of assets
Assets	3,300
Level 2 | Debt securities | AFS
Fair value of assets
Assets		6,200
Level 2 | Equity shares
Fair value of assets
Assets		300
Level 2 | Equity shares | AFS
Fair value of assets
Assets		100
Level 2 | Derivatives
Fair value of assets
Assets	149,500	159,100
Level 3
Fair value of assets
Assets	£ 3,129	£ 3,222	£ 3,895	£ 4,537
Proportion (as a percent)	1.00%	1.10%
Level 3 | FVOCI
Fair value of assets
Assets	£ 391	£ 257
Level 3 | AFS
Fair value of assets
Assets			£ 522	£ 426
Level 3 | Loans and advances
Fair value of assets
Assets	200	200
Level 3 | Debt securities
Fair value of assets
Assets	900	1,200
Level 3 | Debt securities | FVOCI
Fair value of assets
Assets	100
Level 3 | Debt securities | AFS
Fair value of assets
Assets		300
Level 3 | Equity shares
Fair value of assets
Assets	400	200
Level 3 | Equity shares | FVOCI
Fair value of assets
Assets	300
Level 3 | Equity shares | AFS
Fair value of assets
Assets		200
Level 3 | Derivatives
Fair value of assets
Assets	£ 1,600	£ 1,700